segment information - Operating revenue (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Service	CAD 12,478	CAD 12,000
Equipment	724	725
Revenues arising from contracts with customers	13,202	12,725
Other operating income	102	74
Total	13,304	12,799
EBITDA	4,774	4,229
Wireless
Operating revenues
Service	6,994	6,569
Equipment	505	509
Revenues arising from contracts with customers	7,499	7,078
Other operating income	36	37
Total external revenues	7,535	7,115
Intersegment revenues	43	58
Total	7,578	7,173
EBITDA	3,099	2,906
CAPEX, excluding spectrum licenses	978	982
Wireline
Operating revenues
Service	5,484	5,431
Equipment	219	216
Revenues arising from contracts with customers	5,703	5,647
Other operating income	66	37
Total external revenues	5,769	5,684
Intersegment revenues	206	194
Total	5,975	5,878
EBITDA	1,675	1,323
CAPEX, excluding spectrum licenses	2,116	1,986
Consolidated
Operating revenues
Service	12,478	12,000
Equipment	724	725
Revenues arising from contracts with customers	13,202	12,725
Other operating income	102	74
Total external revenues	13,304	12,799
Total	13,304	12,799
EBITDA	4,774	4,229
CAPEX, excluding spectrum licenses	3,094	2,968
Eliminations
Operating revenues
Intersegment revenues	(249)	(252)
Total	CAD (249)	CAD (252)